UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)

New York--95.7%
Albany Industrial Development,
LR (New York Assembly Building
Project)	7.75	1/1/10	565,000	613,370
Battery Park City Authority,
Revenue	5.25	11/1/18	10,000,000	10,872,300
Battery Park City Authority,
Revenue	5.25	11/1/19	10,000,000	10,872,300
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home)	6.00	2/1/28	1,500,000	1,547,925
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences)	6.00	5/1/39	5,750,000	5,871,842
Long Island Power Authority,
Electric System General Revenue	5.38	5/1/33	8,000,000	8,439,200
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,638,100
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,734,080
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	9/1/25	28,765,000	30,640,478
Metropolitan Transportation
Authority, Commuter Facilities
Revenue (Insured; FGIC)	6.00	7/1/08	9,000,000 a	9,396,450
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	11,000,000	11,767,030
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA)	5.50	7/1/24	10,000,000	10,870,500
Monroe Tobacco Asset
Securitization Corp., Tobacco
Settement Asset-Backed Bonds	6.63	6/1/10	500,000 a	557,660
Municipal Assistance Corporation
for City of New York, Revenue	6.25	7/1/07	14,455,000	15,066,591
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	13,206,577
New York City	7.25	8/15/07	210,000	217,453

New York City	7.25	8/15/07	1,290,000	1,332,944
New York City	5.80	8/1/11	190,000	190,302
New York City	5.50	6/1/13	15,000 a	16,644
New York City	5.25	8/1/15	10,170,000	10,996,821
New York City	5.00	11/1/18	14,555,000	15,450,424
New York City	5.00	11/1/19	10,000,000	10,572,500
New York City	5.50	6/1/23	985,000	1,065,829
New York City	5.25	8/15/25	7,475,000	7,993,167
New York City	5.25	8/15/26	8,750,000	9,350,425
New York City
(Insured; AMBAC)	5.75	2/1/07	3,505,000	3,537,036
New York City
(Insured; AMBAC)	5.75	8/1/16	5,000,000	5,552,350
New York City
(Insured; MBIA)	5.25	5/15/18	10,000,000	10,855,800
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeals Federation
Project)	5.00	7/1/27	1,000,000	1,048,450
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
AMBAC)	5.00	1/1/36	10,000,000	10,548,600
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,000,000	10,576,600
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	4.50	3/1/39	6,000,000	5,980,680
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	14,783,250
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue	5.50	6/15/10	12,890,000 a	13,893,873
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue
(Insured; MBIA)	5.75	6/15/07	13,000,000 a	13,357,890
New York City Municipal Water
Finance Authority, Water and
Sewer Systems Revenue
(Insured; MBIA)	5.63	6/15/19	9,340,000	9,448,624
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.75	8/15/09	5,000,000 a	5,357,600

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.00	8/15/09	1,000,000 a	1,078,480
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000	10,653,800
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	0/14.00	11/1/29	9,000,000 b	7,390,620
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 a	5,392,400
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 a	750,411
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	346,216
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 a	10,851,600
New York State Dormitory
Authority, Revenue	7.35	5/15/11	9,950,000 c,d	11,793,337
New York State Dormitory
Authority, Revenue (City
University Systems) (Insured;
FGIC)	5.63	7/1/16	9,120,000	10,226,256
New York State Dormitory
Authority, Revenue (City
University Systems) (Insured;
FSA)	5.50	7/1/09	10,000,000 a	10,626,500
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	16,530,000	18,002,492
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,595,180
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	11,042,481
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	10,634,300
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/35	10,000,000	10,470,100
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	5.75	7/1/20	3,000,000	3,523,710
New York State Dormitory

Authority, Revenue (Menorah
Campus) (Insured; FHA)	6.10	2/1/37	8,300,000	8,540,700
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	8/15/19	11,130,000	11,896,078
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,785,796
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,791,690
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	6.50	7/1/25	1,000,000	1,079,340
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	3,000,000	3,044,910
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	3,000,000	3,044,910
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/10	7,465,000	7,812,570
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	5.75	7/1/27	33,625,000	40,210,120
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA)	5.50	11/1/13	2,625,000	2,913,304
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	21,505,000	22,380,038
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA)	5.38	10/1/22	31,000,000	33,681,190
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/11	100,000	109,263
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,180,000	1,316,125
New York State Dormitory

Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/11	1,730,000	1,925,628
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	10,035,000	11,085,865
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 a	2,170,400
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	4,000,000	4,627,920
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	100,000	110,785
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	6.78	5/15/13	6,450,000 c,d	7,841,265
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.25	5/15/15	5,000,000	5,511,400
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital
Association)	5.50	7/1/32	1,000,000	1,047,710
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 a	8,806,972
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 a	541,745
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	7,370,000 a	8,123,804
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
MBIA)	5.25	11/15/12	10,000,000	10,891,200
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corp. Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,491,310
New York State Environmental

Facilities Corp., State Water
and Drinking Revolving Funds
(New York City Municipal Water
Finance Authority Project)	5.25	6/15/20	13,745,000	14,841,576
New York State Housing Finance
Agency, Health Facilities
Revenue	6.00	5/1/08	10,000,000	10,167,600
New York State Medical Care
Facilities Finance Agency,
Hospital and Nursing Home
Insured Mortgage Revenue
(Insured; FHA)	6.13	2/15/07	1,630,000 a	1,645,746
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	160,000	164,675
New York State Mortgage Agency,
Homeowner Mortgage Revenue	6.53	10/1/10	1,380,000 c,d	1,460,647
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	190,000	195,567
New York State Mortgage Agency,
Homeowner Mortgage Revenue	6.83	10/1/12	2,405,000 c,d	2,545,933
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	8,560,000	8,736,678
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.85	10/1/28	4,935,000	5,076,141
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	9,390,000	9,553,104
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue	5.50	6/1/12	3,500,000	3,817,345
New York State Power Authority,
Revenue (Insured; MBIA)	5.00	11/15/15	4,475,000	4,787,265
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/19	18,210,000	19,360,326
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/21	10,500,000	11,037,180
New York State Power Authority,
Revenue and General Purpose
(Insured; FGIC)	5.00	11/15/20	2,500,000	2,683,825
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/26	10,000,000	10,567,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue
(Insured; AMBAC)	5.00	4/1/19	11,000,000	11,880,000
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/07	1,450,000 a	1,493,370
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/07	2,800,000 a	2,895,760
New York State Thruway Authority,

Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/07	3,800,000 a	3,929,960
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/10	7,950,000	8,177,609
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/11	2,200,000	2,272,446
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	6.00	4/1/12	2,395,000	2,473,867
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)
(Insured; FSA)	5.00	3/15/20	27,965,000	29,897,382
New York State Urban Development
Corp., Corporate Purpose
Senior Lien	5.50	7/1/16	10,000,000	10,214,200
New York State Urban Development
Corp., State Facilities
(Insured; MBIA)	5.70	4/1/20	20,000,000	22,904,000
New York State Urban Development
Corp., State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/22	8,520,000	9,103,450
New York State Urban Development
Corp., State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	8,175,000	8,715,368
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	2,500,000	2,608,950
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/21	3,595,000	3,811,095
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/22	3,770,000	3,988,095
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/25	3,365,000	3,541,965
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/28	4,155,000	4,348,706
Niagara Falls Public Water
Authority, Water and Sewer
System Revenue (Insured; XLCA)	5.00	7/15/28	1,000,000	1,047,000

Onondaga County Industrial
Development Agency, IDR
(Weyerhaeuser Project)	9.00	10/1/07	1,200,000	1,269,108
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glen Arden
Inc. Project)	5.70	1/1/28	4,600,000	4,682,938
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	18,070,050
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,372,338
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	11,300,000	11,798,443
Port Authority of New York and New
Jersey (Consolidated Bonds,
142th Series)	5.00	7/15/25	13,600,000	14,354,256
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/13	6,000,000	6,824,520
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/14	10,000,000	11,519,300
Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
(Insured; AMBAC)	5.00	10/15/29	26,495,000	27,893,141
Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
(Insured; MBIA)	5.25	10/15/18	30,000,000	32,838,600
Suffolk County Industrial
Development Agency, Solid
Waste Disposal Facilities
Revenue (Ogden Martin Systems)
(Insured; AMBAC)	5.75	10/1/06	25,000	25,043
Suffolk County Industrial
Development Agency, Solid
Waste Disposal Facilities
Revenue (Ogden Martin Systems)
(Insured; AMBAC)	7.97	10/1/06	4,925,000 c,d	4,942,041
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/20	10,000,000	10,845,200
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithacare

Center Project) (Insured; FHA)	6.20	2/1/37	6,000,000	6,175,920
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/12	18,635,000 a	20,352,402
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 a	8,398,575
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	11,065,000	11,966,134
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 a	12,248,745
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,572,800
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.75	7/15/12	19,910,000 a	22,082,181
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	16,346,369
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.00	6/1/28	1,800,000	1,733,220
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center
Project)	6.13	6/1/38	1,000,000	960,760
U.S. Related--2.3%
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	5,000,000 a	5,177,500
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/10	500,000	534,725
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	6.80	7/1/10	4,800,000 c,d	5,466,672
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	6.00	7/1/15	3,000,000	3,499,710
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	4,750,000	5,083,878
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.43	7/1/38	1,000,000 c,d	1,055,660
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,356,500

Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	1,000,000	1,097,520
Total Long-Term Municipal Investments
(cost $1,162,999,656)				1,215,870,566
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.2%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City,
GO (LOC; The Bank of New York)	3.50	9/1/06	1,000,000 e	1,000,000
New York City,
GO (LOC; Westdeutsche
Landesbank)	3.50	9/1/06	1,000,000 e	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC)	3.50	9/1/06	3,000,000 e	3,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement and State
Street Bank and Trust Co.)	3.55	9/1/06	2,000,000 e	2,000,000
New York City Transitional Finance
Authority, Revenue (NYC
Recovery) (Liquidity Facility;
Landesbank Baden-Wurttemberg)	3.51	9/1/06	8,400,000 e	8,400,000
Total Short-Term Municipal Investments
(cost $15,400,000)				15,400,000
Total Investments (cost $1,178,399,656)			99.2%	1,231,270,566
Cash and Receivables (Net)			.8%	9,648,965
Net Assets			100.0%	1,240,919,531

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Inverse floater security--the interest rate is subject to change periodically.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $35,105,555 or 2.8% of net assets.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)